UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

OUTFITTER FUND

SEMI-ANNUAL REPORT
July 31, 2013

OUTFITTER FUND (Unaudited)

PERFORMANCE INFORMATION

July 31, 2013 NAV $11.52

AVERAGE ANNUAL RETURNS (%) AS OF JULY 31, 2013.

		Since
	1 Year(A)	Inception(A)
Outfitter Fund	13.88%	10.44%
S&P 500 Index (B)	25.00%	20.86%
Barclays Aggregate Bond Index(C)	-1.91%	0.61%

Annual Fund Operating Expense Ratio (from Supplement to Prospectus dated 5/31/13): Gross: 1.22%, Net: 0.97%

The Fund’s expense ratio for the period ended July 31, 2013 can be found in the financial highlights included in this report. The Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, and (b) the Annual Operating Expense Ratio was reported based on the contractual waiver of Services Agreement fees and Management Agreement fees which went effective June 1, 2013. For information regarding the contractual waiver of the Services Agreement fees and Management Agreement fees, please see Note 4 in the Notes to the Financial Statements.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Outfitter Fund was February 1, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-450-4517. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2013 Semi-Annual Report 1

OUTFITTER FUND

                                      OUTFITTER FUND
                                          by Security Type
                               (as a percentage of Net Assets)
                                               (Unaudited)

  * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Outfitter Financial Corp., the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.outfitterfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-450-4517). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2013
	February 1, 2013	July 31, 2013	to July 31, 2013

Actual	$1,000.00	$1,072.63	$4.47

Hypothetical	$1,000.00	$1,020.48	$4.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2013 Semi-Annual Report 3

Outfitter Fund

		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS

Consumer Discretionary
8,000	Gannett Co., Inc.	$206,080
2,000	PetSmart, Inc.	146,440
5,000	Target Corporation	356,250
Total for Consumer Discretionary		708,770	4.44%

Consumer Staples
2,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar **	107,064
4,000	The Procter & Gamble Company	321,200
7,000	Unilever N.V. **	280,070
Total for Consumer Staples		708,334	4.43%

Energy
6,000	Golar LNG Limited (Bermuda)	207,180
2,700	Hess Corporation	201,042
6,400	Natural Gas Services Group, Inc. *	155,840
3,000	Schlumberger Limited	243,990
10,000	Synergy Resources Corporation *	77,500
Total for Energy		885,552	5.54%

Financials
5,280	Banco Bradesco S.A. **	64,522
1,420	Banco de Chile **	122,134
2,800	Berkshire Hathaway Inc. Class B *	324,436
7,000	CBOE Holdings, Inc.	350,700
1,500	CME Group Inc.	111,093
1,000	First Midwest Bancorp, Inc.	15,270
7,000	Lincoln National Corporation	291,690
7,000	Republic Bancorp, Inc. Class A	183,190
4,500	Royal Bank of Canada (Canada)	280,395
2,000	Susquehanna Bancshares, Inc.	26,630
3,300	T. Rowe Price Group, Inc.	248,292
Total for Financials		2,018,352	12.64%

Health Care
4,000	Accuray Incorporated *	24,860
5,000	Bacterin International Holdings, Inc. *	3,395
1,250	Biogen Idec Inc. *	272,663
2,000	Genomic Health, Inc. *	71,280
3,600	Merck & Co., Inc.	173,412
3,300	Myriad Genetics, Inc. *	97,911
6,500	NxStage Medical, Inc. *	84,240
Total for Health Care		727,761	4.56%

Industrials
2,500	Chart Industries, Inc. *	284,250
2,000	FedEx Corporation	212,000
1,500	General Dynamics Corporation	128,010
22,500	General Electric Company	548,325
4,000	MYR Group Inc. *	86,400
4,200	Pike Electric Corporation *	51,282
3,500	Westport Innovations Inc. *	114,692
Total for Industrials		1,424,959	8.92%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 4

Outfitter Fund

		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Information Technology
7,000	Applied Materials, Inc.	$114,205
2,900	comScore, Inc. *	83,984
15,000	KVH Industries, Inc. *	209,850
4,500	Red Hat, Inc. *	232,965
7,000	Texas Instruments Incorporated	274,260
Total for Information Technology		915,264	5.73%

Materials
7,000	E. I. du Pont de Nemours and Company	403,830
2,200	Monsanto Company	217,316
8,000	Potash Corporation of Saskatchewan Inc. (Canada)	232,000
3,200	The Valspar Corporation	217,984
Materials		1,071,130	6.71%

Telecommunication Services
2,500	Consolidated Communications Holdings, Inc.	43,725
6,000	Verizon Communications Inc.	296,880
Total for Telecommunication Services		340,605	2.13%

Utilities
6,500	Dominion Resources, Inc.	385,515
2,000	Genie Energy Ltd.	20,620
Total for Utilities		406,135	2.54%

Total for Common Stocks (Cost $7,717,991)		9,206,862	57.64%

CORPORATE BONDS
200,000	Ball Corporation 7.375% 9/1/2019	216,500
224,000	Belo Corp. 7.25% 9/15/2027	227,360
250,000	Bill Barrett Corporation 7.625% 10/1/2019	265,000
300,000	Citigroup Inc. 5.5% 2/15/2017	328,705
300,000	Computer Sciences Corp. 6.50% 3/15/2018	340,447
404,000	Expedia, Inc. 5.95% 8/15/2020	423,254
350,000	Ford Motor Credit Company LLC 4.25% 2/3/2017	369,517
70,000	Gannett Co., Inc. 6.375% 9/1/2015	76,300
237,000	Gannett Co., Inc. 7.125% 9/1/2018	252,997
90,000	Gannett Co., Inc. 9.375% 11/15/2017	95,625
325,000	General Electric Cap Corp. 5.3% 2/11/2021	356,096
250,000	Goldman Sachs 3.625% 2/7/2016	262,286
300,000	Hewlett-Packard Company 3.30% 12/9/2016	313,387
250,000	Microsoft Corp 4.5% 10/1/2040	250,188
250,000	The NASDAQ OMX Group, Inc. 4% 1/15/2015	259,353
64,000	The New York Times Company 5% 3/15/2015	66,400
175,000	Tyson Foods, Inc. 4.5% 6/15/2022	180,121
400,000	Wal-Mart Stores, Inc. 5.25% 9/1/2035	443,188
Total for Corporate Bonds (Cost $4,812,023)		4,726,724	29.59%

EXCHANGE TRADED FUNDS
2,500	Vanguard Total Stock Market Index Fund ETF	218,550
Total for Exchange Traded Funds (Cost $185,776)		218,550	1.37%

PREFERRED STOCK
3,000	Genie Energy Ltd. 7.5% Series 12-A Preferred	24,750
Total for Preferred Stock (Cost $23,105)		24,750	0.15%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Outfitter Fund

		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
488	Silver Bay Realty Trust Corp.	$7,852
8,000	Two Harbors Investment Corp.	80,240
3,000	Washington Real Estate Investment Trust	80,640
Total for Real Estate Investment Trusts (Cost $181,189)		168,732	1.06%

MUNICIPAL BONDS
30,000	Cook County Illinois School District No.035 Refunding	33,070
	Taxable Series A 5.125% 12/1/2020
100,000	Fort Lauderdale Florida Special Obligation Pension Funding	94,775
	Taxable Bonds 3.574% 1/1/2023
150,000	Maryland State Economic Development Corporation Refunding	142,030
	Aviation Administration Taxable Bonds 2.5% 6/1/2021
55,000	Massachusetts State Housing Finance Agency Taxable	57,506
	Series D 4.782% 12/1/2020
60,000	North Carolina Housing Finance Agency Refunding Taxable	59,302
	Series 33 3.363% 1/1/2022
40,000	Oakland California Pension Obligation Taxable Bonds	24,320
	0.0% 12/15/2022 * ***
50,000	Virginia State Housing Development Authority Taxable Rental	50,455
	Housing Series E 3.754% 3/1/2021
Total for Municipal Bonds (Cost $486,975)		461,458	2.89%

MONEY MARKET FUNDS
541,506	Fidelity Money Market Portfolio Select Class 0.16% ****	541,506
541,505	Invesco Short Term Investment Liquid Asset
	Institutional Class 0.15% ****	541,505
Total for Money Market Funds (Cost $1,083,011)		1,083,011	6.78%
Total Investment Securities		15,890,087	99.48%
	(Cost $14,490,070)
Other Assets In Excess of Liabilities		83,459	0.52%
Net Assets		$15,973,546	100.00%

* Non-Income Producing Securities. *** Zero coupon bond; Interest rate reflects effective yield on the date of pur- chase. **** The Yield Rate shown represents the 7-day yield at July 31, 2013.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

Outfitter Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2013

Assets:
Investment Securities at Fair Value	$15,890,087
(Cost $14,490,070)
Cash	100
Interest Receivable	93,835
Dividends Receivable	15,050
Receivable for Securities Sold	43,689
Total Assets	16,042,761
Liabilities:
Payable for Securities Purchased	43,360
Due to Advisor	25,855
Total Liabilities	69,215
Net Assets	$15,973,546

Net Assets Consist of:
Paid In Capital	$14,383,074
Accumulated Undistributed Net Investment Income	154,181
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	36,274
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	1,400,017
Net Assets, for 1,386,752 Shares Outstanding	$15,973,546
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($15,973,546/1,386,752 shares)	$11.52
Redemption Price ($11.52 x 0.98) (Note 2)	$11.29

Statement of Operations (Unaudited)
For the six month period ended July 31, 2013

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $3,105)	$116,323
Interest	91,279
Total Investment Income	207,602
Expenses:
Management Fees (Note 4)	71,514
Service Fees (Note 4)	18,066
Total Expenses	89,580
Less: Expenses Waived (Note 4)	(23,749)
Net Expenses	65,831

Net Investment Income/(Loss)	141,771

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	72,033
Net Change in Unrealized Appreciation/(Depreciation) on Investments	841,135
Net Realized and Unrealized Gain/(Loss) on Investments	913,168

Net Increase/(Decrease) in Net Assets from Operations	$1,054,939

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Outfitter Fund

Statement of Changes in Net Assets	(Unaudited)
	2/1/2013	2/1/2012*
	to	to
	7/31/2013	1/31/2013
From Operations:
Net Investment Income/(Loss)	$141,771	$99,507
Net Realized Gain/(Loss) on Investments	72,033	(35,759)
Change in Net Unrealized Appreciation/(Depreciation)	841,135	558,882
Increase/(Decrease) in Net Assets from Operations	1,054,939	622,630
From Distributions to Shareholders:
Net Investment Income	-	(87,097)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(87,097)
From Capital Share Transactions:
Proceeds From Sale of Shares	626,775	13,925,894
Proceeds From Redemption Fees (Note 2)	-	293
Shares Issued on Reinvestment of Dividends	-	85,796
Cost of Shares Redeemed	(199,247)	(56,437)
Net Increase/(Decrease) from Shareholder Activity	427,528	13,955,546
Net Increase/(Decrease) in Net Assets	1,482,467	14,491,079
Net Assets at Beginning of Period	14,491,079	-
Net Assets at End of Period (Including Accumulated Net Investment
Income of $154,181 and $12,410, respectively)	$15,973,546	$14,491,079
Share Transactions:
Issued	55,571	1,346,360
Reinvested	-	8,298
Redeemed	(18,117)	(5,360)
Net Increase in Shares	37,454	1,349,298
Shares Outstanding Beginning of Period	1,349,298	-
Shares Outstanding End of Period	1,386,752	1,349,298

* The Fund commenced operations on February 1, 2012. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 8

Outfitter Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2013		2/1/2012*
	to		to
	7/31/2013		1/31/2013
Net Asset Value -
Beginning of Period	$10.74		$10.00
Net Investment Income/(Loss) (a)	0.10		0.18
Net Gain/(Loss) on Securities
(Realized and Unrealized) (d)	0.68		0.64
Total from Investment Operations	0.78		0.82
Distributions (From Net Investment Income)	-		(0.08)
Distributions (From Realized Capital Gains)	-		-
Total Distributions	-		(0.08)
Proceeds from Redemption Fee (Note 2)	-		- +
Net Asset Value -
End of Period	$11.52		$10.74
Total Return(b)	7.26%	**	8.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$15,974		$14,491
Before Waiver
Ratio of Expenses to Average Net Assets (c)	1.19%	***	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	1.57%	***	1.39%
After Waiver
Ratio of Expenses to Average Net Assets (c)	0.87%	***	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	1.88%	***	1.71%
Portfolio Turnover Rate	7.60%	**	14.65%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
OUTFITTER FUND
July 31, 2013
(Unaudited)

1.) ORGANIZATION:
Outfitter Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2013, there were nine series authorized by the Trust. The Fund commenced operations on February 1, 2012. The investment advisor to the Fund is Outfitter Financial Corp. (the “Advisor”). The Fund seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:|
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 and 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2013, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2013 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including common stocks, exchange traded funds, preferred stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the securi-

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

ty position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities (including corporate bonds and municipal bonds). Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,206,862	$ 0	$0	$ 9,206,862
Corporate Bonds	0	4,726,724	0	4,726,724
Exchange Traded Funds	218,550	0	0	218,550
Preferred Stock	24,750	0	0	24,750
Real Estate Investment Trusts	168,732	0	0	168,732
Municipal Bonds	0	461,458	0	461,458
Money Market Funds	1,083,011	0	0	1,083,011
Total	$10,701,905	$ 5,188,182	$0	$15,890,087

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2013. There were no transfers into or out of the levels during the six month period ended July 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Advisor provides management services to the Fund pursuant to an Interim Management Agreement (“Management Agreement”). The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel nec-

2013 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

essary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 0.95% of the average daily net assets of the Fund.

Additionally, the Advisor provides other services to the Fund pursuant to an Interim Service Agreement. (“Services Agreement”). Under the Services Agreement the Advisor receives an additional fee of 0.24% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, and extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers.

Effective June 1, 2013, the Adviser has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.94% of its average daily net assets. This wavier will extend through September 30, 2014. This arrangement may not be terminated by the Adviser prior to the end of the terms described in this footnote. Prior to June 1, 2013, the Advisor had contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.84% of its average daily net assets for that period. Such waivers have no provision for recoupment by the Advisor.

For the six month period ended July 31, 2013, the Advisor earned management fees totaling $71,514 and service fees totaling $18,066. For the same period the Advisor waived Services Agreement fees and Management Agreement fees totaling $23,749. As a result of the advisory fees and services fees, net of the waiver noted above, as of July 31, 2013, the Fund owed the Advisor $25,855.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $750 in Trustee fees for the six month period ended July 31, 2013.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at July 31, 2013 was $14,383,074 representing 1,386,752 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,240,016 and $1,055,987, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2013 was $14,490,070. At July 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,683,848	($283,831)	$1,400,017

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2013, RBC Capital Markets Corp. located at 60 South

2013 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Sixth Street, Minneapolis, Minnesota, for the benefit of its clients, held, in aggregate, 81.37% of the shares of the Fund. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2013. For the period February 1, 2012 through January 31, 2013, there was a distribution from ordinary income of $0.0753 per share paid on December 26, 2012 to the shareholders of record on December 24, 2012.

Distributions paid from:

	Six Month Period	February 1, 2012 to
	Ended July 31, 2013	January 31, 2013
Ordinary Income .	$ -0-	$ 87,097
Long-Term Capital Gain	-0-	-0-
	$ -0-	$ 87,097

11.) RECENT ACCOUNTING PRONOUNCEMENT
In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepare in accordance with GAAP and financial statements prepare in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA"). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amount offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amount subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASU on the financial statements of the Fund for the six month period ended July 31, 2013.

12.) SUBSEQUENT EVENTS
On June 13, 2013 the Board of Trustees met to approve a new management agreement ("New Agreement"), subject to shareholder approval, between the Advisor and the Trust on behalf of the Fund. On August 15, 2013, a Special Meeting of the Shareholders of the Fund was held. At the meeting, the Shareholders approved the New Agreement between the Advisor and the Trust on behalf of the Fund, effective September 1, 2013. Under the New Agreement, the Advisor will provide the same services at the same annual rate as provided for under the Management Agreement discussed at Note 4. Additionally, effective September 1, 2013, the Advisor and the Trust on behalf of the Fund entered into a new Services Agreement ("New Services Agreement"). Under the New Services Agreement, the Advisor will provide the same services at the same annual rate as provided for under the Services Agreement discussed at Note 4.

2013 Semi-Annual Report 14

ADDITIONAL INFORMATION
July 31, 2013
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On June 13, 2013, the Board of Trustees (the "Board") considered the approval of a new Investment Advisory Agreement (the "New Agreement") between the Trust and Outfitter Financial Corp. (the "Advisor") on behalf of the Outfitter Fund (the "Fund"). In approving the New Agreement, the Board considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by the Advisor to the Fund; (ii) the investment performance of the Fund and the Advisor; (iii) the cost of the services to be provided and the profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) the Advisor's practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the special meeting held on May 17, 2013 and the June 13, 2013 meeting (the "Meeting"). The Board requested and was provided with information and reports relevant to the approval of the New Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Advisor; (ii) assessments of the investment performance of the Fund by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations addressing the Advisor's investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Advisor are responding to them; and (viii) a memorandum from Legal Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund's performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the New Agreement. The Trustees reviewed the services being provided by the Advisor including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund's investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements including a discussion of the salient features of the Advisor's compliance program and the background and experience of its chief compliance officer. The Trustees considered the coordination of services for the Fund among the Advisor and the service providers and the Independent Trustees; and the efforts of the Advisor to promote the Fund and grow its assets. The Trustees noted the quality of the Advisor's personnel and the commitment to enhance its resources and systems; and the continued cooperation with the Independent Trustees and Legal Counsel for the Fund. The Trustees evaluated the Advisor's personnel, including the education and experience of its personnel. After reviewing the foregoing information and further information in the materials provided by the Advisor (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

2013 Semi-Annual Report 15

Additional Information (Unaudited) - continued

2. Investment Performance of the Fund and the Advisor
In considering the investment performance of the Fund and the Advisor, the Trustees compared the 1 year performance of the Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data and category averages. The Trustees also considered the performance of the Fund compared to the 1 year and since inception performance of the S&P 500 Index and the Barclays Aggregate Bond Index. As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group"). All performance data was through the period ended April 30, 2013. The Trustees noted that for the 12 month period ended April 30, 2013 the Fund slightly outperformed both the Peer Group and the category average. The Trustees also noted that for the 1 year period and since inception period ended April 30, 2013, the Fund underperformed the S&P 500 and outperformed the Barclays Aggregate Bond Index. After reviewing and discussing the investment performance of the Fund further, the Advisor's experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

3. Costs of the Services to be provided and profits to be realized by the Advisor
In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered: (1) the Advisor's financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Advisor regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Advisor in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds and the category average. The Trustees reviewed the fees under the New Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio was lower than its Peer Group average. The Trustees also reviewed the management fee of 0.95% noting that it was higher than the Peer Group, but within the range of the Peer Group, and higher than the category average. The Trustees also recognized that the Advisor was obligated to pay certain expenses of the Fund pursuant to a Services Agreement which had the effect of capping the expense of the Fund. The Trustees also recognized that the Advisor had agreed to an expense limitation arrangement that would limit the Fund's expenses, excluding certain expenses, to 0.94% and that the Advisor had agreed to keep this arrangement in place until September 30, 2014. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

4. Economies of Scale
The Trustees next considered the impact of economies of scale on the Fund's size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund's shareholders had experienced benefits from the fact that the Advisor was obligated to pay certain of the Fund's operating expenses which had the effect of limiting the overall fees paid by the Fund. The Trustees also recognized that the Advisor had agreed to an expense limitation arrangement that would limit the Fund's expenses, excluding certain expenses, to 0.94% and that the Advisor had agreed to keep this arrangement in place until September 30, 2014. In light of its ongoing consideration of the Fund's asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

5. The Advisor's Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor
In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Advisor's potential conflicts of interest. The Trustees observed that the Advisor has only experienced limited benefits (other than its direct compensation) as a result of its relationship with the Fund. The Trustees noted that the Advisor was able to utilize the Fund as an investment

2013 Semi-Annual Report 16

Additional Information (Unaudited) - continued

management solution for the Advisor's clients that are too small (in terms of assets) to be managed on as separate accounts. The Trustees observed that while the Advisor does not cause the Fund to participate in soft dollar arrangements, the Fund did derive benefits from soft dollar arrangements that are in place for other clients of the Advisor and the Advisor's advisory affiliates. Based on the foregoing, the Board determined that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by the Advisor from managing the Fund were acceptable and satisfactory.

The Board then reflected on information reviewed at its special meeting held on May 17, 2013 and its discussion with a representative of the Advisor at the Meeting. Next, the Independent Trustees met in executive session to discuss the approval of the New Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fees to be paid to the Advisor, pursuant to the Agreement, were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable and within a range of what could have been negotiated at arms-length in light of all surrounding circumstances, including such services to be rendered and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

2013 Semi-Annual Report 17

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence

Investment Advisor
Outfitter Financial Corp.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Outfitter
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

OUTFITTER FUND
1497 Chain Bridge Road
McLean, VA 22101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/3/13

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 10/3/13